EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Schedule of compensation of key management personnel

	Year Ended December 31,
	2025	2024
Salaries, short-term incentives and other benefits	$12,682	$12,999
Post-employment benefits	3,745	3,779
Share-based payments	40,366	24,943
Total	$56,793	$41,721